VARIABLE INTEREST ENTITY (“VIE”)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITY (“VIE”)

3. VARIABLE INTEREST ENTITY (“VIE”)

On November 13, 2018, Blue Hat WFOE entered into Contractual Arrangements with Blue Hat Fujian, and December 2020, Xinyou Technology entered into Contractual Arrangements with Fujian Roar. The significant terms of these Contractual Arrangements are summarized in “Note 1 - Nature of business and organization” above. As a result, the Company classifies Blue Hat Fujian and Fujian Roar Game as VIEs which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. The variable interest entity equity holders are deemed to have a controlling financial interest and be the primary beneficiary of our wholly owned entity because they have both of the following characteristics:

The power to direct activities at wholly owned entity that most significantly impact such entity’s economic performance, and

The right to receive benefits from wholly owned entity that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, our wholly owned entity pays service fees equal to all of its net income to variable interest entity equity holders. The Contractual Arrangements are designed so that our wholly owned entity operates for the benefit of the variable interest entity equity holders and ultimately, the Company.

Accordingly, the account of our wholly owned entity is consolidated in the accompanying financial statements. In addition, its financial positions and results of operations are included in the Company’s consolidated financial statements. The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31,	December 31,
	2022	2021

Current assets	$18,522,735	$6,702,528
Property and equipment, net	102,688	211,924
Other non-current assets	8,910,138	10,672,824
Total assets	27,535,561	17,587,276
Total liabilities	10,027,011	10,825,262
Net assets	$17,508,550	$6,762,014

	December 31,	December 31,
	2022	2021
Current liabilities:
Short-term loans - banks	$1,261,944	$860,915
Current maturities of long-term loans third party	—	—
Accounts payable	910,686	959,198
Other payables and accrued liabilities	3,305,351	3,328,862
Other payables related party	193,407	211,271
Operating lease liability - current	11,257	97,052
Customer deposits	1,566,443	1,500,677
Taxes payable	2,746,882	3,287,640
Total current liabilities	9,995,970	10,245,615
Operating lease liabilities	31,041	62,057
Long-term loans - third party	—	517,590
Total liabilities	$10,027,011	$10,825,262

The summarized operating results of the VIEs are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2021	2020
Revenues	$6,206,647	$15,155,074	$24,599,923
Gross profit	$(3,057,854)	$(6,482,924)	$13,420,020
(Loss) Income from operations	$(3,891,685)	$(55,966,045)	$11,511,579
Net (Loss) income from continuing operation	$(5,191,833)	$(55,453,545)	$9,548,866
Net income from discontinued operation	$—	$833,876	233,153
Non-controlling interest from continuing operation	$(40,025)	(2,918,680)	—
Non-controlling interest from discontinued operation	—	$—	111,404
Net income attributable to VIE’s	$(5,151,808)	$(51,700,989)	$9,670,615